Fees and Expenses - THE GABELLI U.S. TREASURY MONEY MARKET FUND	Jan. 28, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees [Table]
	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.08%	0.08%	0.08%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you pay the maximum contingent deferred sales charge (you had exchanged into the Fund when you were still subject to a deferred sales charge (for Class A and C shares only)), and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$8	$26	$45	$102
Class C Shares	$108	$26	$45	$102
Class I Shares	$8	$26	$45	$102

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$8	$26	$45	$102
Class C Shares	$8	$26	$45	$102
Class I Shares	$8	$26	$45	$102